SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SCHEDULE OF REPORTABLE SEGMENTS , REVENUE AND INCOME

The following tables present the summary of each reportable segment’s assets, revenue and income, which is considered as a segment operating performance measure, for the years ended December 31, 2023 and 2022:

	For the Year Ended December 31, 2023
	Electric vehicles and accessories sales	Software royalties and development and design services
	Segment	Segment	Consolidated
Current assets	$15,830,685	$274,228	$16,104,913
Non-current assets	1,764,534	1,802,037	3,566,571
Revenues	14,298,967	1,175,951	15,474,918
Depreciation and amortization	180,861	541,917	722,778
Segment income before tax	1,349,430	(18,106)	1,331,324
Segment gross profit margin	12%	40%	14%
Net income	$1,004,577	$(18,106)	$986,471

	For the Year Ended December 31, 2022
	Electric vehicles and accessories sales	Software royalties and development and design services
	Segment	Segment	Consolidated
Current assets	$13,191,513	$755,499	$13,947,012
Non-current assets	1,587,699	1,402,747	2,990,446
Revenues	16,930,201	1,368,364	18,298,565
Depreciation and amortization	132,664	214,525	347,189
Segment income before tax	1,055,425	477,103	1,532,528
Segment gross profit margin	13%	57%	17%
Net income	$729,756	$385,504	$1,115,260